other comprehensive income	6 Months Ended
Jun. 30, 2024
other comprehensive income
other comprehensive income
11	other comprehensive income

									Item never		Item never
									reclassified to		reclassified to
	Items that may subsequently be reclassified to income								income		income
	Change in unrealized fair value of derivatives designated as cash flow hedges (Note 4(e))
	Derivatives used to manage currency risk			Derivatives used to manage other market risks				Cumulative	Change in
		Prior period			Prior period			foreign	measurement		Employee
	Gains	(gains) losses		Gains	(gains) losses			currency	of investment	Accumulated	defined benefit
	(losses)	reclassified to		(losses)	reclassified to			translation	financial	other	plan	Other
(millions)	arising	net income	Total	arising	net income	Total	Total	adjustment	assets	comprehensive income	re-measure-ments	comprehensive income
Balance as at April 1, 2023			$(38)			$(4)	$(42)	$97	$84	$139
Other comprehensive income (loss)
Amount arising	$(166)	$137	(29)	$1	$—	1	(28)	(66)	(3)	(97)	$5	$(92)
Income taxes	$(31)	$19	(12)	$—	$—	—	(12)	—	(1)	(13)	2	(11)
Net			(17)			1	(16)	(66)	(2)	(84)	$3	$(81)
Balance as at June 30, 2023			$(55)			$(3)	$(58)	$31	$82	$55
Balance as at April 1, 2024			$(102)			$1	$(101)	$60	$79	$38
Other comprehensive income (loss)
Amount arising	$29	$(66)	(37)	$1	$(1)	—	(37)	17	(6)	(26)	$22	$(4)
Income taxes	$(2)	$(8)	(10)	$1	$(1)	—	(10)	—	(2)	(12)	6	(6)
Net			(27)			—	(27)	17	(4)	(14)	$16	$2
Balance as at June 30, 2024			$(129)			$1	$(128)	$77	$75	$24

Balance as at January 1, 2023			$(20)			$(3)	$(23)	$66	$90	$133
Other comprehensive income (loss)
Amount arising	$(181)	$134	(47)	$—	$—	—	(47)	(35)	(10)	(92)	$(1)	$(93)
Income taxes	$(32)	$20	(12)	$—	$—	—	(12)	—	(2)	(14)	—	(14)
Net			(35)			—	(35)	(35)	(8)	(78)	$(1)	$(79)
Balance as at June 30, 2023			$(55)			$(3)	$(58)	$31	$82	$55
Balance as at January 1, 2024			$(158)			$(2)	$(160)	$36	$78	$(46)
Other comprehensive income (loss)
Amount arising	$234	$(202)	32	$6	$(2)	4	36	41	(4)	73	$69	$142
Income taxes	$32	$(29)	3	$2	$(1)	1	4	—	(1)	3	18	21
Net			29			3	32	41	(3)	70	$51	$121
Balance as at June 30, 2024			$(129)			$1	$(128)	$77	$75	$24
Attributable to:
Common Shares										$(4)
Non-controlling interests										28
										$24